CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD) In Millions, except Per Share data, unless otherwise specified	Total	Total Enbridge Inc. shareholders' equity	Preference shares (Note 8)	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 9)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)
Balance at Dec. 31, 2012			3,707	4,732	522	3,173	(1,762)	(126)	3,258
Increase (Decrease) in Stockholders' Equity
Shares issued			992	586
Dividend reinvestment and share purchase plan				176
Stock-based compensation					19
Options exercised				51	(13)
Issuance of treasury stock					208			40
Dilution gains and other					4
Earnings attributable to Enbridge Inc.	374					374
Preference share dividends						(82)
Common share dividends declared						(513)
Dividends paid to reciprocal shareholder						9
Redemption value adjustment attributable to redeemable noncontrolling interests						(37)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							794
Earnings/(loss) attributable to noncontrolling interests									(51)	(51)
Change in unrealized gains/(loss) on cash flow hedges									132	132
Change in foreign currency translation adjustment									172	172
Reclassification to earnings of realized cash flow hedges									13	13
Reclassification to earnings of unrealized cash flow hedges									(2)	(2)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									315	315
Comprehensive income/(loss) attributable to noncontrolling interests									264	264
Contributions									280
Distributions									(228)
Other									9
Dividends paid per common share (in Canadian dollars per share)	0.63
Balance at Jun. 30, 2013	16,437	12,854	4,699	5,545	740	2,924	(968)	(86)	3,583
Balance at Dec. 31, 2013	17,510		5,141	5,744	746	2,550	(599)	(86)	4,014
Increase (Decrease) in Stockholders' Equity
Shares issued			762	388
Dividend reinvestment and share purchase plan				212
Stock-based compensation					19
Options exercised				30	(8)
Dilution gains and other					(4)
Earnings attributable to Enbridge Inc.	1,260					1,260
Preference share dividends						(114)
Common share dividends declared						(584)
Dividends paid to reciprocal shareholder						9
Redemption value adjustment attributable to redeemable noncontrolling interests						(230)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							(287)
Earnings/(loss) attributable to noncontrolling interests									61	61
Change in unrealized gains/(loss) on cash flow hedges									(133)	(133)
Change in foreign currency translation adjustment									24	24
Reclassification to earnings of realized cash flow hedges									16	16
Reclassification to earnings of unrealized cash flow hedges									8	8
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									(85)	(85)
Comprehensive income/(loss) attributable to noncontrolling interests									(24)	(24)
Contributions									81
Distributions									(260)
Other									(4)
Dividends paid per common share (in Canadian dollars per share)	0.70
Balance at Jun. 30, 2014	18,756	14,949	5,903	6,374	753	2,891	(886)	(86)	3,807